Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
VegTech Food Innovation & Climate ETF
Shareholder Report [Line Items]
Fund Name	VegTech Food Innovation & Climate ETF
Class Name	VegTech Food Innovation & Climate ETF
Trading Symbol	EATV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VegTech Food Innovation & Climate ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://eatv.vegtechinvest.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://eatv.vegtechinvest.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
VegTech Food Innovation & Climate ETF	$36	0.75%
[1]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%
Material Change Date	Apr. 18, 2025
Updated Performance Information Location [Text Block]	Visit https://eatv.vegtechinvest.com/ for more recent performance information.
Net Assets	$ 5,789,437
Holdings Count | $ / shares	1
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$5,789,437
Number of Holdings	1
Portfolio Turnover	72%

Holdings [Text Block]

Top Ten Countries	(%)
United States	99.9%
Cash & Other	0.1%

Material Fund Change [Text Block]
MATERIAL CHANGES
VegTech™ Food Innovation & Climate ETF was previously VegTech™ Plant-based Innovation & ClimateETF.
On April 18th 2025 the Board approved liquidating the  VegTech™ Food Innovation & Climate ETF. Trading ceased on May
6th 2025, and the Fund liquidated on May 7th 2025.

Updated Prospectus Web Address	https://eatv.vegtechinvest.com/

[1]
*	Annualized